Consolidated Balance Sheets (Audited) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 468,229	$ 608,001
Accounts receivable	301,046	274,862
Other receivables	35,717	71,331
Due from related parties	0	11,635
Prepayment	72,972	411,092
Deferred IPO cost	133,480	106,750
Inventories	1,874,910	1,940,315
Other current asset	82,585	111,246
Total current assets	2,968,939	3,535,232
Non-current assets:
Property, plant and equipment, net	445,158	586,144
Construction in progress	91,855	93,367
Intangible asset	7,131	2,907
Investment in joint venture	27,888	35,071
Total non-current assets	572,032	717,489
TOTAL ASSETS	3,540,971	4,252,721
Current liabilities:
Convertible notes payable	123,750	0
Accounts and other payable	1,804,194	2,828,318
Advance from customer	208,816	250,036
Tax payables	16,425	5,370
Due to related party	32,310	47,354
Total current liabilities	2,185,495	3,131,078
TOTAL LIABILITIES	2,185,495	3,131,078
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Common shares, $0 par value, 100,000,000 shares authorized, 3,373,760, 3,236,400 and 2,342,100 shares issued and outstanding at December 31, 2019, 2018 and 2017, respectively	0	0
Additional paid-in capital	3,074,892	2,792,395
Accumulated Deficit	(1,515,197)	(1,486,338)
Accumulated other comprehensive income	(204,219)	(184,414)
Total shareholders' equity (deficit)	1,355,476	1,121,643
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,540,971	$ 4,252,721